COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

As of December 31, 2018
(Unaudited)

January 1, 2019 – December 31, 2019	$1,791
January 1, 2020 – December 31, 2020	1,361
January 1, 2021 – December 31, 2021	584
January 1, 2022 – December 31, 2022	516
January 1, 2023 and onwards	499

$4,751